FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Schedule of fair value of financial instruments) (Details) - USD ($)	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS [Abstract]
Cash and cash equivalents, Carrying Value	$ 4,085,704	$ 1,892,760	$ 664,718	$ 1,340,203
Cash and cash equivalents, Fair Value	4,085,704
Marketable securities, Carrying Value	1,461,504
Marketable securities, Fair Value	1,461,504
Security deposits payable, Carrying Value	776,588
Security deposits payable, Fair Value	776,588
Mortgages, note and term loan payable, Carrying Value	6,937,288
Mortgages, note and term loan payable, Fair Value	$ 6,999,768